AFS ad HTM Debt Securities, Credit Loss Component (Details) - Debt securities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss recognized, beginning of year	$ 742	$ 1,043	$ 1,092
Additions:
For securities with initial credit impairments	1	9	85
For securities with previous credit impairments	26	110	58
Total additions	27	119	143
Reductions:
For securities sold, matured, or intended/required to be sold	(204)	(414)	(184)
For recoveries of previous credit impairments	(3)	(6)	(8)
Total reductions	(207)	(420)	(192)
Credit loss recognized, end of year	$ 562	$ 742	$ 1,043